Nature of Expenses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of expenses by nature [text block] [Abstract]
Selling and marketing expense	$ 842,000
General and administrative expense, description	A change in presentation for patent expenses has been brought in 2020 to report patent expenses under Research and Development, previously under General and Administrative expenses.